UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

July 31, 2009                                                        (Unaudited)

LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                                   Shares      (000)
----------------------                                       --------   --------
COMMON STOCK (99.3%)
AEROSPACE & DEFENSE (3.3%)
   Boeing                                                      16,800   $    721
   General Dynamics                                            13,600        753
   L-3 Communications Holdings                                  7,700        581
   Northrop Grumman                                            25,000      1,115
   Raytheon                                                    12,700        596
   Tyco International                                          29,500        892
   United Technologies                                         14,100        768
                                                                        --------
                                                                           5,426
                                                                        --------
AGRICULTURAL OPERATIONS (1.1%)
   Archer-Daniels-Midland                                      58,500      1,762
                                                                        --------
AGRICULTURAL PRODUCTS (1.3%)
   Bunge                                                       12,800        895
   Corn Products International                                 18,000        504
   Fresh Del Monte Produce *                                   34,000        728
                                                                        --------
                                                                           2,127
                                                                        --------
AIRCRAFT (0.7%)
   Honeywell International                                     14,300        496
   Lockheed Martin                                              8,000        598
                                                                        --------
                                                                           1,094
                                                                        --------
APPAREL RETAIL (0.5%)
   Gap                                                         47,300        772
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS (1.7%)
   Ameriprise Financial                                        36,600      1,018
   Bank of New York Mellon                                     46,700      1,277
   State Street                                                11,300        568
                                                                        --------
                                                                           2,863
                                                                        --------
BANKS (10.8%)
   Bank of America                                            244,500      3,616
   BB&T                                                        27,600        632
   Comerica                                                    24,800        591
   First Horizon National *                                     4,267         55
   JPMorgan Chase                                             146,500      5,662
   Keycorp                                                     32,200        186
   PNC Financial Services Group                                17,400        638
   Regions Financial                                          109,300        483
   SunTrust Banks                                              13,100        255
   US Bancorp                                                  67,800      1,384
   Wells Fargo                                                153,500      3,755
   Zions Bancorporation                                        28,000        380
                                                                        --------
                                                                          17,637
                                                                        --------
BIOTECHNOLOGY (0.5%)
   Amgen *                                                     12,800        798
                                                                        --------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.3%)
   CBS, Cl B                                                   61,700        505
                                                                        --------
CABLE & SATELLITE (1.3%)
   Comcast, Cl A                                              108,400      1,611
   Time Warner Cable, Cl A                                     15,997        529
                                                                        --------
                                                                           2,140
                                                                        --------

                                                                          Value
                                                              Shares      (000)
                                                             --------   --------
CHEMICALS (1.9%)
   Dow Chemical                                                61,000   $  1,291
   Eastman Chemical                                            10,500        521
   Lubrizol                                                     6,500        377
   PPG Industries                                              14,400        792
                                                                        --------
                                                                           2,981
                                                                        --------
COMMERCIAL PRINTING (0.3%)
   RR Donnelley & Sons                                         30,100        418
                                                                        --------
COMPUTER & ELECTRONICS RETAIL (0.5%)
   RadioShack                                                  53,300        827
                                                                        --------
COMPUTERS & SERVICES (4.0%)
   Computer Sciences *                                         24,500      1,180
   Dell *                                                      64,200        859
   Hewlett-Packard                                             35,500      1,537
   International Business Machines                              3,400        401
   Microsoft                                                   29,300        689
   NCR *                                                       40,500        524
   Seagate Technology                                          69,300        835
   Symantec *                                                  39,100        584
                                                                        --------
                                                                           6,609
                                                                        --------
CONSUMER DISCRETIONARY (0.6%)
   Kimberly-Clark                                               8,800        514
   Procter & Gamble                                             8,800        489
                                                                        --------
                                                                           1,003
                                                                        --------
CONSUMER PRODUCTS (0.6%)
   Hasbro                                                      12,200        323
   Polaris Industries                                          19,300        731
                                                                        --------
                                                                           1,054
                                                                        --------
DIVERSIFIED REIT'S (0.2%)
   Liberty Property Trust                                      14,800        411
                                                                        --------
ELECTRICAL SERVICES (7.3%)
   Alliant Energy                                              25,800        675
   Ameren                                                      25,800        656
   American Electric Power                                     45,200      1,399
   DTE Energy                                                  20,700        713
   Edison International                                        32,000      1,034
   Entergy                                                      9,200        739
   General Electric                                           293,800      3,937
   NiSource                                                     2,900         37
   OGE Energy                                                     900         27
   Pinnacle West Capital                                       25,300        809
   SCANA                                                       14,300        506
   Sempra Energy                                               26,100      1,369
                                                                        --------
                                                                          11,901
                                                                        --------
FINANCIAL SERVICES (3.5%)
   Capital One Financial                                       39,200      1,203
   CIT Group                                                   18,200         16
   Citigroup                                                  204,200        647
   Discover Financial Services                                  3,600         43
   GFI Group                                                   54,800        353
   Goldman Sachs Group                                         12,600      2,058

SCHEDULE OF INVESTMENTS

July 31, 2009                                                        (Unaudited)

LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                                   Shares      (000)
----------------------                                       --------   --------
FINANCIAL SERVICES (CONTINUED)
   Morgan Stanley                                              52,100   $  1,485
                                                                        --------
                                                                           5,805
                                                                        --------
FOOD, BEVERAGE & TOBACCO (2.1%)
   Coca-Cola Enterprises                                       10,200        192
   ConAgra Foods                                               41,600        817
   Kraft Foods, Cl A                                           11,700        332
   Pepsi Bottling Group                                        22,900        777
   Sara Lee                                                    68,500        729
   Supervalu                                                   33,400        495
   Universal                                                    2,400         91
                                                                        --------
                                                                           3,433
                                                                        --------
GAS/NATURAL GAS (0.9%)
   AGL Resources                                               20,700        696
   Atmos Energy                                                30,700        834
                                                                        --------
                                                                           1,530
                                                                        --------
HEALTH CARE EQUIPMENT (0.4%)
   Medtronic                                                   18,300        648
                                                                        --------
HOTELS & LODGING (0.4%)
   Wyndham Worldwide                                           50,000        697
                                                                        --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.7%)
   Ethan Allen Interiors                                       17,100        218
   Whirlpool                                                   15,700        896
                                                                        --------
                                                                           1,114
                                                                        --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
   Mirant *                                                    37,600        679
                                                                        --------
INSURANCE (8.6%)
   ACE                                                         15,500        760
   Allstate                                                    57,300      1,542
   Aspen Insurance Holdings                                    18,800        468
   Assurant                                                    16,000        408
   Chubb                                                       34,500      1,593
   CIGNA                                                        3,100         88
   Cincinnati Financial                                        28,000        676
   Hartford Financial Services Group                           25,100        414
   Lincoln National                                             8,800        186
   MetLife                                                     16,400        557
   Prudential Financial                                        21,000        930
   Torchmark                                                   12,900        504
   Travelers                                                   34,200      1,473
   UnitedHealth Group                                          44,000      1,235
   Unum Group                                                  67,100      1,259
   WellPoint *                                                 37,400      1,969
                                                                        --------
                                                                          14,062
                                                                        --------
MACHINERY (1.3%)
   Black & Decker                                               7,300        275
   Caterpillar                                                 10,900        480
   Eaton                                                        9,000        467
   Ingersoll-Rand *                                             7,500        217
   Parker Hannifin                                             14,100        624
                                                                        --------
                                                                           2,063
                                                                        --------

                                                                          Value
                                                              Shares      (000)
                                                             --------   --------
METAL & GLASS CONTAINERS (0.4%)
   Owens-Illinois *                                            20,600   $    699
                                                                        --------
MORTGAGE REIT'S (0.3%)
   Annaly Capital Management                                   27,100        457
                                                                        --------
MOTORCYCLE MANUFACTURERS (0.5%)
   Harley-Davidson                                             36,500        825
                                                                        --------
MULTIMEDIA (1.5%)
   Time Warner                                                 62,300      1,661
   Walt Disney                                                 33,000        829
                                                                        --------
                                                                           2,490
                                                                        --------
OFFICE ELECTRONICS (0.7%)
   Xerox                                                      148,800      1,219
                                                                        --------
OFFICE EQUIPMENT (0.1%)
   Steelcase, Cl A                                             33,600        246
                                                                        --------
OFFICE REIT'S (0.2%)
   Duke Realty                                                 33,400        317
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES (0.8%)
   Helix Energy Solutions Group *                              46,900        492
   Tidewater                                                   16,700        751
                                                                        --------
                                                                           1,243
                                                                        --------
OIL & GAS STORAGE & TRANSPORTATION (0.6%)
   Overseas Shipholding Group                                  11,900        409
   Southern Union                                              28,800        558
                                                                        --------
                                                                             967
                                                                        --------
PAPER & PAPER PRODUCTS (0.6%)
   International Paper                                         52,200        982
                                                                        --------
PAPER PACKAGING (0.3%)
   Sonoco Products                                             16,200        429
                                                                        --------
PETROLEUM & FUEL PRODUCTS (14.9%)
   Anadarko Petroleum                                          18,900        911
   Apache                                                      11,500        966
   Chevron                                                     85,000      5,905
   Cimarex Energy                                              11,800        422
   ConocoPhillips                                              69,800      3,051
   Diamond Offshore Drilling                                    6,200        557
   Exxon Mobil                                                128,900      9,073
   Marathon Oil                                                37,700      1,216
   Patterson-UTI Energy                                        31,000        428
   Rowan                                                       28,100        599
   Sunoco                                                       7,500        185
   Tesoro                                                      31,300        410
   Valero Energy                                               36,300        654
                                                                        --------
                                                                          24,377
                                                                        --------
PHARMACEUTICALS (9.0%)
   Eli Lilly                                                   53,400      1,863
   Forest Laboratories *                                       31,800        821
   Johnson & Johnson                                           30,700      1,869
   King Pharmaceuticals *                                      10,000         91
   Merck                                                       60,200      1,807
   Pfizer                                                     266,200      4,241

SCHEDULE OF INVESTMENTS

July 31, 2009                                                        (Unaudited)

LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                                   Shares      (000)
----------------------                                       --------   --------
PHARMACEUTICALS (CONTINUED)
   Watson Pharmaceuticals *                                    18,700   $    649
   Wyeth                                                       71,200      3,314
                                                                        --------
                                                                          14,655
                                                                        --------
PRINTING & PUBLISHING (0.6%)
   Jarden *                                                    32,600        803
   Lexmark International, Cl A *                               17,800        258
                                                                        --------
                                                                           1,061
                                                                        --------
RAILROADS (0.5%)
   Norfolk Southern                                            19,900        861
                                                                        --------
REINSURANCE (1.3%)
   Everest Re Group                                             7,900        634
   IPC Holdings                                                25,900        749
   Montpelier Re Holdings                                      39,600        621
   Reinsurance Group of America, Cl A                           2,900        120
                                                                        --------
                                                                           2,124
                                                                        --------
RETAIL (2.8%)
   Brinker International                                       19,900        331
   Cracker Barrel Old Country Store                            11,000        318
   Home Depot                                                  21,400        555
   Kroger                                                      33,400        714
   Limited Brands                                              38,800        502
   Lowe's                                                      31,900        717
   Safeway                                                     46,600        882
   Sears Holdings *                                             9,300        617
                                                                        --------
                                                                           4,636
                                                                        --------
RETAIL REIT'S (0.4%)
   National Retail Properties                                  30,600        603
                                                                        --------
SEMI-CONDUCTORS/INSTRUMENTS (0.9%)
   Intel                                                       25,700        494
   Tyco Electronics                                            42,700        917
                                                                        --------
                                                                           1,411
                                                                        --------
SPECIALIZED REIT'S (0.5%)
   Hospitality Properties Trust                                25,100        396
   Sunstone Hotel Investors                                    66,145        368
                                                                        --------
                                                                             764
                                                                        --------
STEEL & STEEL WORKS (0.7%)
   Alcoa                                                       40,500        476
   Nucor                                                       13,500        601
                                                                        --------
                                                                           1,077
                                                                        --------
TELEPHONES & TELECOMMUNICATIONS (6.2%)
   AT&T                                                       226,900      5,951
   Verizon Communications                                     128,900      4,134
                                                                        --------
                                                                          10,085
                                                                        --------
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   Sprint Nextel *                                            123,900        496
                                                                        --------
TOTAL COMMON STOCK
   (Cost $226,426)                                                       162,383
                                                                        --------

                                                               Face
                                                              Amount      Value
                                                               (000)      (000)
                                                             --------   --------
REPURCHASE AGREEMENT (0.4%)
   Morgan Stanley
      0.060%, dated 07/31/09, to be repurchased on
      08/03/09, repurchase price $798,703 (collaterized by
      a U.S. Treasury Bond, par value $628,949, 4.250%,
      01/15/10, with total market value $814,771             $    799   $    799
                                                                        --------
TOTAL REPURCHASE AGREEMENT
   (Cost $799)                                                               799
                                                                        --------
TOTAL INVESTMENTS (99.7%)
   (Cost $227,225) +                                                    $163,182
                                                                        ========

PERCENTAGES ARE BASED ON NET ASSETS OF $163,591(000).

*    NON-INCOME PRODUCING SECURITY.

CL   - CLASS
REIT - REAL ESTATE INVESTMENT TRUST

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $228,377(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,806(000) AND $(74,001)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

July 31, 2009                                                        (Unaudited)

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JULY 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE (000):

Investments in Securities          Level 1   Level 2   Level 3     Total
-------------------------         --------   -------   -------   --------
   Common Stock                   $162,383     $--       $--     $162,383
   Repurchase Agreement                799      --        --          799
                                  --------     ---       ---     --------
Total Investments in Securities   $163,182     $--       $--     $163,182
                                  ========     ===       ===     ========

LSV-QH-002-0600

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/: Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009